PROPERTY, PLANT, AND EQUIPMENT	12 Months Ended
Dec. 31, 2024
PROPERTY, PLANT, AND EQUIPMENT
PROPERTY, PLANT, AND EQUIPMENT

9.    PROPERTY, PLANT, AND EQUIPMENT

As of December 31, 2024 and 2023, property, plant, and equipment, net consisted of the following:

	December 31,	December 31,
	2024	2023
Furniture and equipment	$65,144	$52,727
Auto and trucks	1,385	1,393
Buildings	93,082	94,914
Leasehold improvements	152,242	172,838
Land	10,478	13,878
Construction in progress	8,779	12,571
Total	331,110	348,321
Less: Accumulated depreciation and amortization	53,361	37,942
Total property, plant and equipment, net	$277,749	$310,379

Capitalized interest for the years ended December 31, 2024 and 2023, totaled $6,428 and $9,981, respectively. Depreciation and amortization expense for the years ended December 31, 2024 and 2023, totaled $21,104 and $25,226, respectively, of which $14,677 and $15,846 respectively, is included in cost of goods sold.

As part of our evaluation, an impairment test was performed on long-lived assets as of December 31, 2024 and 2023. As a result, the Company concluded that the carrying amount of certain long-lived assets exceeded the fair value and recorded an impairment loss on PPE assets of $12,107 and $4,858 during 2024 and 2023, respectively.